Contract Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Provision for credit losses	¥ 3,066	$ 420	¥ 23,020	¥ 21,292
Different Economic Characteristics [Member]
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Provision for credit losses	¥ 0		¥ 22,148